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                                                           151 Farmington Avenue
                                                           Hartford, CT  06156


                                                           ANNGHARAAD S. REID
                                                           Paralegal
                                                           AFS Law TS31
December 15, 1999                                          (860) 273-4474
                                                           Fax: (860) 273-3004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention: Filing Desk

RE: AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT B POST-EFFECTIVE AMENDMENT NO. 2 TO REGISTRATION STATEMENT ON FORM N-4
     FILE NOS. 333-37448 AND 811-2512
     RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 ("Amendment No. 2") for Variable Annuity Account B of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 2 of the Registrant's Registration Statement on Form N-4 which was declared effective on December 14, 2000. The text of Amendment No. 2 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-4474.

Sincerely,

/s/ Anngharaad S. Reid

Anngharaad S. Reid